Investments (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Investments

Investments consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Current investments
Investments available-for-sale, at fair value	Rs.	—	Rs.	5,689	US$	104
Non-current investments
Investments at cost, net		4,104		4,109		75

Total	Rs.	4,104	Rs.	9,798	US$	179

Unrealized Gains and Losses from Investments in Available-for-Sale Securities

Information on unrealized gains and losses from investments in available-for-sale securities is as follows:

	Amortized cost		Gross Unrealized gains		Fair value
	(In millions)
Available-for-sale securities
As of March 31,2012;
Mutual Funds	Rs.	—	Rs.	—	Rs.	—

Total available-for-sale securities	Rs.	—	Rs.	—	Rs.	—

As of March 31,2013;
Mutual Funds	Rs.	5,684	Rs.	5	Rs.	5,689

Total available-for-sale securities	Rs.	5,684	Rs.	5	Rs.	5,689

	US$	104	US$	—	US$	104